Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale

The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale measured at fair value:

	December 31, 2014			December 31, 2013
(Dollars in thousands)	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$139,950	$134,639	$5,311	$97,273	$96,875	$398

Financial Asset and Liabilities Measured at Fair Value on Recurring Basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below.

(Dollars in thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Available for sale securities	$—	$2,158,853	$—	$2,158,853
Mortgage loans held for sale	—	139,950	—	139,950
Derivative instruments	—	32,903	—	32,903

Total	$—	$2,331,706	$—	$2,331,706

Liabilities
Derivative instruments	—	31,354	—	31,354

Total	$—	$31,354	$—	$31,354

	December 31, 2013
	Level 1	Level 2	Level3	Total
Assets
Available for sale securities	$15,496	$1,921,301	$—	$1,936,797
Mortgage loans held for sale	—	97,273	—	97,273
Derivative instruments	—	30,076	—	30,076

Total	$15,496	$2,048,650	$—	$2,064,146

Liabilities
Derivative instruments	—	26,735	—	26,735

Total	$—	$26,735	$—	$26,735

Gains and Losses Included in Earnings Related to Asset and Liabilities Measured at Fair Value on Recurring Basis

Gains and losses (realized and unrealized) included in earnings (or accumulated other comprehensive income) during 2014 related to assets and liabilities measured at fair value on a recurring basis are reported in non-interest income or other comprehensive income as follows:

(Dollars in thousands)	Noninterest income	Other comprehensive income
Total gains (losses) included in earnings	$(7,348)	$—
Change in unrealized gains (losses) relating to assets still held at December 31, 2014	—	24,016

Financial Asset and Liabilities Measured at Fair Value on Nonrecurring Basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a non-recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

(Dollars in thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$4,864	$—	$4,864
OREO	—	1,483	—	1,483

Total	$—	$6,347	$—	$6,347

(Dollars in thousands)	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$3,070	$—	$3,070
Mortgage loans held for sale	—	11,876	—	11,876
OREO	—	14,598	—	14,598

Total	$—	$29,544	$—	$29,544